FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	$ 345,525	$ 376,022	$ 404,576
Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	122,628	120,717	125,492
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	88,224	86,124	91,599
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,910	10,284	11,245
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,773	9,033	9,192
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10,129	11,575	10,038
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	4,114	3,285	2,995
Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	478	415	425
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	121,622	148,284	159,618
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	38,446	39,920	50,890
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	49,456	70,692	68,750
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	29,185	32,189	34,842
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,043	2,309	2,358
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,856	2,201	2,217
Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23,010	24,201	24,659
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	64,952	68,763	80,038
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	21,991	21,166	20,731
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	717	616	631
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9,971	13,956	23,297
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	610	528	505
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16,430	15,547	17,619
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,712	7,993	8,561
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,404	6,930	6,751
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,563	1,587	1,527
Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	554	441	418
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7,775	8,100	8,258
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,165	2,159	1,150
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	411	461	485
Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	5,200	5,480	6,624
Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	5,470	5,709	6,264
Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	68	248	246
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	141,277	142,508	156,716
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	103,722	101,907	107,526
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	86,760	85,251	90,327
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,123	8,384	9,028
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,048	7,400	7,374
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	784	865	789
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	7	6	8
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	795	1,142	795
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	296	459	319
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	29,125	31,596	40,986
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	21,974	21,162	20,628
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	105	86	86
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,640	9,985	19,704
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	317	263	278
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	88	98	290
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,165	2,154	1,144
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,121	2,115	1,103
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	44	38	40
Level 1 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	5,470	5,709	6,264
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	196,119	225,248	239,583
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16,782	16,630	15,630
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,336	736	1,101
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,776	1,890	2,207
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,707	1,602	1,794
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,524	9,926	8,432
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,115	2,234	1,860
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	323	242	236
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	119,348	145,508	157,069
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	38,104	39,529	50,353
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	49,154	70,221	68,425
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	28,383	31,369	33,990
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,739	1,914	2,008
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,832	2,187	2,211
Level 2 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	23,010	24,201	24,659
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	31,367	32,962	35,110
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	9	0	101
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	18	0	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	3,331	3,970	3,593
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	172	165	121
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	16,009	15,114	16,957
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	5,626	6,900	7,699
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6,203	6,811	6,629
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 2 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	10
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	5,611	5,946	7,114
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	44	43	47
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	367	423	444
Level 2 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	5,200	5,480	6,624
Level 2 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	0	0	0
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	1	1	1
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8,129	8,266	8,278
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[3]	700		700
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[3]	100		100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value		1,200		1,200
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value		1,600		1,500
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	2,123	2,179	2,337
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	128	137	171
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	10	10	10
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	18	31	23
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	821	783	817
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,000	1,052	1,134
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	147	166	181
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,479	1,633	1,754
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	342	391	537
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	6	12	5
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	801	820	853
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	303	395	350
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	24	14	6
Level 3 | Measured at fair value on a recurring basis | Brokerage receivables
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	4,459	4,206	3,942
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	8	3	2
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	594	530	544
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	120	99	105
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	333	334	372
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,087	1,093	862
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	201	119	122
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	1,563	1,587	1,527
Level 3 | Measured at fair value on a recurring basis | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	554	441	408
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial assets measured at fair value through other comprehensive income | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Non-financial assets - Precious metals and other physical commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Other non-financial assets measured at fair value	[1],[2]	$ 67	$ 247	$ 245

[1]	Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented
[2]	Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.
[3]	The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.